INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6.INTANGIBLE ASSETS

	2013	2014
	RMB	RMB
Computer equipment software	20,392	26,948
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(20,262)	(22,774)
Net book value	3,652	7,696

Amortization expense was RMB1,500, RMB1,824 and RMB2,567 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Company will record estimated amortization expenses of RMB2,231, RMB1,925, RMB1,831, RMB1,490 and RMB219 for the years ending December 31, 2015, 2016, 2017, 2018 and 2019, respectively.